SHARE-BASED COMPENSATION (Details - Option activity) - Equity Option [Member]	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning | shares	92,000
Weighted Average Exercise Price, Outstanding at Beginning | $ / shares	$ 14.31
Options granted | shares	33,000
Weighted Average Exercise Price, Granted | $ / shares	$ 7.60
Options forfeited | shares	(11,000)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 7.60
Options expired | shares	(33,000)
Weighted Average Exercise Price, Expired | $ / shares	$ 15.12
Options outstanding, ending | shares	81,000
Weighted Average Exercise Price, Outstanding at Ending | $ / shares	$ 12.15
Weighted Average Remaining Contractual Term (Years), Outstanding	2 years 6 months
Aggregate Intrinsic Value, Outstanding | $	$ 0
Options exercisable | shares	59,000
Weighted Average Exercise Price, Exercisable | $ / shares	$ 13.86
Weighted Average Remaining Contractual Term (Years), Exercisable	2 years
Aggregate Intrinsic Value, Exercisable | $	$ 0